Fees Summary	Aug. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,198,036,000
Previously Paid Amount	0
Total Fee Amount	165,448.77
Total Offset Amount	0
Net Fee	$ 165,448.77
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A